Share-based payments - Restricted Share Units Activity (Details) - Restricted Share Units (RSU)	6 Months Ended
	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares $ / shares
Restricted share units
RSUs as of January 1 (in shares) | shares	548,969	234,500
Granted during the year (in shares) | shares	0	446,000
Vested or expected to vest (in shares) | shares	(141,212)	(25,761)
Forfeited during the year (in shares) | shares	(30,000)	0
Non-vested RSUs as of June 30 (in shares) | shares	377,757	654.739
Weighted- average grant date fair value
RSUs as of January 1 (in USD per share) | $ / shares	$ 11.86	$ 4.6
Granted during the year (in USD per share) | $ / shares	0	15.55
Vested or expected to vest (in USD per share) | $ / shares	12.45	5.18
Forfeited during the year (in USD per share) | $ / shares	15.55	0
Non-vested RSUs as of June 30 (in USD per share) | $ / shares	$ 11.35	$ 12.04